Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 40%	Nov. 29, 2022 USD ($)
Fidelity Advisor Asset Manager 40% - Class C
Expense Example:
1 year	$ 262
3 years	502
5 years	866
10 years	1,685
Fidelity Advisor Asset Manager 40% - Class M
Expense Example:
1 year	455
3 years	678
5 years	919
10 years	1,610
Fidelity Advisor Asset Manager 40% - Class I
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	714
Fidelity Advisor Asset Manager 40% - Class A
Expense Example:
1 year	655
3 years	825
5 years	1,009
10 years	1,541
Fidelity Advisor Asset Manager 40% - Class Z
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	$ 616